OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 11,799	$ 12,617
Provision for warranty costs	1,691	1,274
Government authorities	2,223	1,612
Accrued expenses	2,403	2,879
Advanced payments from customers	5,044	4,351
Hedging Liability	313	281
Other	231	1,034
Other accounts payable and accrued expenses	$ 23,704	$ 24,048